Sales and other operating revenues	6 Months Ended
Jun. 30, 2019
Revenue [abstract]
Sales and other operating revenues
Sales and other operating revenues

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2019	2018	2019	2018
By segment
Upstream	13,556	12,698	28,150	26,568
Downstream	66,396	69,174	124,812	130,580
Other businesses and corporate	433	376	789	719
	80,385	82,248	153,751	157,867

Less: sales and other operating revenues between segments
Upstream	7,481	5,795	13,805	12,528
Downstream	62	785	648	1,267
Other businesses and corporate	166	229	301	461
	7,709	6,809	14,754	14,256

Third party sales and other operating revenues
Upstream	6,075	6,903	14,345	14,040
Downstream	66,334	68,389	124,164	129,313
Other businesses and corporate	267	147	488	258
Total sales and other operating revenues	72,676	75,439	138,997	143,611

By geographical area
US	26,086	26,676	47,934	50,289
Non-US	52,933	56,032	102,551	107,272
	79,019	82,708	150,485	157,561
Less: sales and other operating revenues between areas	6,343	7,269	11,488	13,950
	72,676	75,439	138,997	143,611

Revenues from contracts with customers
Sales and other operating revenues include the following in relation to revenues from contracts with customers:
Crude oil	17,070	17,167	31,352	32,084
Oil products	46,999	51,440	89,582	95,570
Natural gas, LNG and NGLs	4,823	4,960	10,616	10,119
Non-oil products and other revenues from contracts with customers	3,173	3,081	6,674	6,576
	72,065	76,648	138,224	144,349